INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2011	2010
Equity Method:
Sasol-Huntsman GmbH and Co. KG (50%)(1)	$-	$44
Louisiana Pigment Company, L.P. (50%)	90	98
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(2)	79	65
International Polyurethanes Investments B.V. (45%)	17	16
Jurong Ningwu New Materials Development Co., Ltd. (30%)	10	5
Others	1	1

Total equity method investments	197	229
Cost Method:
International Diol Company (4.35%)	5	5

Total investments	$202	$234

(1)
We began consolidating Sasol-Huntsman as of April 1, 2011. See "Note 7. Variable Interest Entities."

(2)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

        Summarized applicable financial information of Sasol-Huntsman as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is presented below (dollars in millions):

	2011		2010	2009
Current assets	$-		$55
Noncurrent assets	-		123
Current liabilities	-		22
Noncurrent liabilities	-		83
Revenues	40	(1)	108	$68
Gross profit	7	(1)	14	9
Net income	(2)	(1)	10	3
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011.

        Summarized applicable financial information of our other unconsolidated affiliates as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is presented below (dollars in millions):

	2011	2010	2009
Assets	$621	$722
Liabilities	285	306
Revenues	954	936	$593
Net income	22	10	3

        In 2008, we and our joint venture partner, the Zamil Group, formed Arabian Amines Company, our ethyleneamines manufacturing joint venture in Jubail, Saudi Arabia. Arabian Amines Company's funding requirements have been satisfied through a combination of debt and equity, with the equity already provided on a 50/50 basis by us and the Zamil Group. Trial production commenced in the second quarter of 2010, and from July 2010, Arabian Amines Company generated significant revenues from the sale of product. The plant has an approximate annual capacity of 60 million pounds. We purchase and sell all of the production from this joint venture. Arabian Amines Company was accounted for under the equity method during its development stage; we began consolidating this joint venture beginning July 1, 2010. For more information, see "Note 7. Variable Interest Entities."

        During 2010, we recorded an immaterial non-recurring $18 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol-Huntsman joint venture. This credit represented a cumulative correction of an error that was also individually immaterial in each year since our initial investment in the joint venture in 1997. In connection with the expansion of the maleic anhydride capacity at our Sasol-Huntsman joint venture, a VIE reconsideration event occurred in the second quarter of 2011 when the plant expansion began production. As a result of our assessment, we concluded that the joint venture is a VIE and that we are the primary beneficiary. Accordingly, we began consolidating this joint venture during the second quarter of 2011. For more information see "Note 7. Variable Interest Entities."